Condensed Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Condensed Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Tax related to Pension and OPEB liability	$ (391)	$ (9,953)